Note 5 - Stockholders' Equity (Details Textual) - $ / shares	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Shares Authorized (in shares)	150,000,000		150,000,000	600,000,000	600,000,000
Stock Issued During Period, Shares, Issued for Services (in shares)			6,703	24,021	9,567
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)			55,422
Stock Issued During Period, Shares, Warrant Exercise (in shares)	136,000	133,032	269,032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number				134,609	137,276
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price				$ 28.41	$ 28.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				8 years 2 months 12 days	9 years 2 months 12 days
Common Stock, Capital Shares Reserved for Future Issuance				2,438,423
Stock Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			961
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	133,648		133,648
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 28.39		$ 28.39
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			7 years 10 months 24 days
Common Stock, Capital Shares Reserved for Future Issuance	333,648		333,648	334,609